RELATED PARTY TRANSACTIONS - TFG Marine (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Related party charges	$ 53,907,000	$ 21,321,000
Performance guarantee of subsidiaries under a bunker supply arrangement
Related Party Transaction [Line Items]
Maximum liability under this guarantee	4,000,000.0
Amount payable under guarantee	0
TFG Marine Pte Ltd ("TFG Marine")
Related Party Transaction [Line Items]
Shareholder loan	$ 1,000,000.0
Subordinated shareholder loan, term	5 years
Related party charges	$ 26,595,000	$ 0
TFG Marine Pte Ltd ("TFG Marine") | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Spread on variable rate (percent	7.00%
TFG Marine Pte Ltd ("TFG Marine") | Bunker procurement
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	$ 25,800,000
TFG Marine Pte Ltd ("TFG Marine") | Guarantee of bunker supply agreement
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	$ 20,000,000.0